Legal proceedings update (Details) $ in Millions		90 Months Ended
	Mar. 23, 2022 USD ($)	Jun. 30, 2022 complaint
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Number of complaints | complaint		50
Settlement loss | $	$ 20